Accounts receivable (Tables)	3 Months Ended
Mar. 31, 2025
Accounts receivable
Schedule of accounts receivable
	March 31, 2025	December 31, 2024
Trade accounts receivable	$4,403	$5,263
Other accounts receivable	58	35
	$4,461	$5,298